COMMITMENTS AND CONTINGENCIES - Additional Settlements (Details)				3 Months Ended
	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Sep. 13, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Nov. 03, 2023 $ / shares
COMMITMENTS AND CONTINGENCIES
Value of stock issued for services				$ 1,513,100
Sale price per share (in Dollars per share) | $ / shares				$ 10	$ 10.73
Stock payable				$ 1,244,965
Subscription agreement for assets				$ 1,875,150
Interest solutions note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares		$ 1.00
Convertible amount		$ 275,000
Interest rate (in percent)		13.00%
Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares		$ 1.00
Convertible amount		$ 375,000
Interest rate (in percent)		13.00%
Toppan Note
COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)		13.00%
Aggregate principal amount		$ 160,025
Maximum | Interest solutions note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares		298,017
Maximum | Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares		375,000
Grant Thornton LLP
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares		46,010
Value of stock issued for services		$ 460,100
Sale price per share (in Dollars per share) | $ / shares		$ 10.00
IB Capital LLC
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares		155,000
Value of stock issued for services		$ 355,000
Sale price per share (in Dollars per share) | $ / shares		$ 2.29
Outside The Box Capital Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			20,000
Value of stock issued for services			$ 200,000
Sale price per share (in Dollars per share) | $ / shares			$ 10
Carriage House Capital, Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				100,000
Sale price per share (in Dollars per share) | $ / shares	$ 4.98			$ 4.98
Stock payable				$ 1,244,965
Stock payable for remaining shares | shares				250,000
Carriage House Capital, Inc | Due upon signing of the contract
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	100,007
Carriage House Capital, Inc | Due in months four through twelve from the date of signing
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	27,777
Carriage House Capital, Inc | Maximum
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	350,000
Winston & Strawn LLP
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares		$ 1.00
Value of shares issuable for services		$ 2,500,000
Number of installments | installment		3
Value of shares issuable for services in each installment		$ 833,333
Aggregate principal amount		$ 2,500,000
Subscription agreement for assets				$ 1,875,150
Winston & Strawn LLP | Maximum
COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares		833,333
Lead Nectar
COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares		12,000
Value of shares payable for internet marketing services		$ 20,000